SUBSEQUENT EVENTS.	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
12.	SUBSEQUENT EVENTS.

Settlement of Spiegel Cases - On November 9, 2011, the Company and parties to the Spiegel cases entered into a confidential settlement agreement to settle all matters relating to the State Court Action and the Federal Court Action.  The settlement agreement became effective on November 21, 2011 whereupon the State Court Action and the Federal Court Action were dismissed with prejudice.

Retirement of Convertible Notes - On November 15, 2011, the Company fully retired its outstanding Convertible Notes. The following table summarizes the Installment Amounts and additional conversions by the note holders through November 15, 2011 (in thousands):

	Principal	Interest	Total	Shares
Installment Amount – 3/7/2011	$3,500	$1,263	$4,763	1,148
Installment Amount – 5/2/2011	3,500	383	3,883	1,396
Installment Amount – 6/1/2011	3,350	176	3,526	1,563
Holder Conversions – Q2 2011	900	49	949	428
Installment Amount – 7/1/2011	3,450	159	3,609	3,313
Installment Amount – 9/1/2011	283	144	427	*
Holder Conversions – Q3 2011	10,688	649	11,337	27,144
Installment Amount – 10/3/2011	929	64	993	*
Installment Amount – 11/1/2011	--	5	5	*
Holder Conversions – Q4 2011	8,400	397	8,797	28,867
_______________	$35,000	$3,289	$38,289	63,859
* Cash payment

Increases in ownership interest in New PE Holdco - On November 29, 2011, the Company purchased an additional 7% ownership interest in New PE Holdco for an aggregate purchase price of $4.5 million in cash, bringing its ownership interest from 20% to 27%.  On December 19, 2011, the Company completed a purchase of an additional 7% ownership interest in New PE Holdco for an aggregate purchase price of $4.6 million in cash, bringing its ownership interest from 27% to 34%.

Payments on Related Party Notes - On November 30, 2011, the Company paid $250,000 on each of the notes payable to its Chairman of the Board and its Chief Executive Officer. The note payable to the Company’s Chairman of the Board is fully repaid. The note payable to the Company’s Chief Executive Officer, has a remaining unpaid balance of $750,000, which matures on March 31, 2012.

Equity Financing - On December 13, 2011, the Company raised approximately $8.0 million through the issuance of 7,625,000 shares of its common stock and warrants to purchase an aggregate of up to 4,956,250 shares of its common stock at an exercise price of $1.50 per share, subject to adjustment.

Amendment to Kinergy Line of Credit - On January 25, 2012, Kinergy amended its working capital line of credit. Under the terms of the amendment, the financial covenant related to the amount of EBITDA Kinergy is required to generate was amended, with such amendments effective as of December 31, 2011.  Commencing with the fiscal quarter ended June 30, 2011 through and including the fiscal quarter ended September 30, 2011, Kinergy is required to generate quarterly EBITDA of $350,000 and an EBITDA of $900,000 for the two quarterly periods during that period.  For the fiscal quarter ended December 31, 2011, Kinergy is required to generate quarterly EBITDA of $800,000 for the two consecutive quarterly periods then ended.  For the fiscal quarter ending March 31, 2012, Kinergy is required to generate quarterly EBITDA of $450,000.  For the fiscal quarter ending June 30, 2012 and each fiscal quarter thereafter, Kinergy is required to generate quarterly EBITDA of $450,000 and an EBITDA of $1,100,000 for each two consecutive quarterly periods. In connection with the amendment of its working capital line of credit, Kinergy paid a $25,000 amendment fee to Wells Fargo.

16.    SUBSEQUENT EVENTS.

Initial Note and Initial Warrant Exchange – On January 7, 2011, under the terms of exchange agreements with the holders of the Initial Notes and Initial Warrants, the Company issued $35,000,000 in principal amount of Convertible Notes in exchange for the Initial Notes and issued Warrants to purchase an aggregate of 2,941,178 shares of the Company’s common stock in exchange for the Initial Warrants.

Amendment and Waiver to Convertible Notes and Warrants – On March 24, 2011, the Company entered into a separate Amendment and Waiver Agreement with each of the Convertible Note investors (collectively, the “Waiver Agreements”). Under the terms of the Waiver Agreements, (i) the date the Company is required to deliver the Company’s installment notice with respect to the May 2, 2011 installment date was changed from March 31, 2011 to March 24, 2011 and (ii) the date the Company is required to deliver the pre-installment shares with respect to the May 2, 2011 installment date was changed from April 4, 2011 to March 25, 2011. Under the terms of the Waiver Agreements, each of the Convertible Note investors also waived an equity conditions failure under the Convertible Notes that may be triggered by the filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2010. Additionally, the Registration Rights Agreement was amended to include the period consisting of the trading days beginning and including the date of the filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2010.

Convertible Note Payments – From January 1, 2011, through March 31, 2011, the Company issued 2,128,386 shares of its common stock in connection with its Convertible Notes.

Series B Conversion – From January 1, 2011, through March 31, 2011, 528,982 shares of the Company’s Series B Preferred Stock were converted into 443,589 shares of the Company’s common stock.